[LORD ABBETT LOGO]


2001 ANNUAL REPORT

LORD ABBETT
MICRO-CAP GROWTH FUND
MICRO-CAP VALUE FUND





FOR THE YEAR ENDED OCTOBER 31, 2001

(UNAUDITED)
--------------------------------------------------------------------------------

LORD ABBETT MICRO-CAP GROWTH FUND AND
LORD ABBETT MICRO-CAP VALUE FUND ANNUAL REPORT
FOR THE YEAR ENDED OCTOBER 31, 2001

DEAR SHAREHOLDERS: We are pleased to provide you with this twelve-month overview of Lord Abbett Micro-Cap Growth Fund's and Lord Abbett Micro-Cap Value Fund's strategies and performance for the year ended October 31, 2001. On this and the following pages, we discuss the factors that influenced performance. As you may notice, we have reformatted our Shareholder Reports.

      Thank you for investing in Lord Abbett Mutual Funds. We value the trust you have placed in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,


/s/ ROBERT S. DOW

ROBERT S. DOW
CHAIRMAN


MARKET REVIEW

      The Funds' fiscal year began with a general decelerating of the economy towards the end of the 2000 calendar year-capital spending dropped and earnings suffered. In response to a slowing economy and fears of an imminent recession, the Federal Reserve Board (the Fed) began rapidly lowering short-term rates in hopes of stimulating the economy. This action did lead to a broad market rally in April and early May 2001, and in anticipation of an economic recovery later this year, investors furiously bid up the prices of technology stocks hoping that last year's worst performing group would return to lofty levels. Investors' hopes were quickly dashed, as technology stocks gave up some of their gains late in the second quarter of 2001, and companies continued to pre-announce lower-than-expected earnings and reduced earnings expectations.

      As the year continued, manufacturing activity slowed and August labor data showed an unemployment rate of 4.9%, the highest level since September 1997. Experts worried that rising unemployment would hurt consumer confidence and ultimately consumer spending, which had been the backbone of the economy for much of the year. While the events of September 11 have pushed down consumer confidence, overall consumer spending still remains stronger than expected by the consensus.

MICRO-CAP GROWTH FUND

Q: HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED OCTOBER 31, 2001?

A: For the year ended October 31, 2001, Lord Abbett Micro-Cap Growth Fund Class A shares returned -11.30%(1), outperforming the Russell 2000(R) Growth Index(2), which returned -31.5% during the last twelve months. Please refer to page 3 for Standardized Returns.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: In the beginning of the Fund's fiscal year, anxiety over valuations in the technology sector led investors to continue to liquidate shares throughout the beginning of 2001. However, the portfolio was underweighted in technology companies, which helped relative performance. In addition, in the beginning of the fiscal year, the Fund benefited from favorable stock selection in the retail, consumer electronics, commercial services and healthcare industries.

Throughout the Fund's fiscal year, positions in the financial services sector hurt relative performance. Smaller-capitalization financial services companies are generally viewed as highly speculative ventures that require aggressive funding. In a volatile economic environment, investors tend to avoid these areas that may pose greater risk.

Q: WHAT IS THE GENERAL ECONOMIC OUTLOOK GOING FORWARD?

A: Given the amount of both fiscal and monetary stimulus in the systems, we are optimistic that an economic recovery will be apparent by mid-2002. This prompts us to look for opportunities in cyclical sectors, especially Consumer Discretionary and Business Services. Healthcare continues to be an important area of emphasis. We are trimming appreciated names in this sector, but are replacing them with similar (less expensive) companies. We continue to be underweighted in the Technology sector, although we are actively seeking additional holdings. In our view, the Technology sector has not yet completed its inventory correction, and much of this sector remains overvalued. While we are underexposed at this juncture, we continue to seek investments in those companies that offer proprietary products and services rather than simple exposure to the next capacity cycle.

(1) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the period ended October 31, 2001.

(2) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. An investor cannot invest directly in an index.

MICRO-CAP GROWTH FUND (UNAUDITED)

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class Y shares with the same investment in the Center for Research Security Prices Index "CRSP 9-10 Index", assuming reinvestment of all dividends and distributions.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                THE FUND (CLASS Y SHARES)    CRSP 9-10
                 AT NET ASSET VALUE(1)       INDEX(2)
 6/99                     $10,000              $10,000
 9/99                     $ 9,372              $ 9,669
12/99                     $11,998              $11,994
 3/00                     $15,186              $14,059
 6/00                     $12,014              $12,742
 9/00                     $11,449              $12,975
12/00                     $ 9,250              $11,326
 3/01                     $ 9,475              $11,984
 6/01                     $10,624              $14,324
 9/01                     $ 8,395              $11,802
10/01                     $ 9,348              $12,848

AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE SALES CHARGE FOR THE PERIOD ENDING OCTOBER 31, 2001

                         1 YEAR    LIFE OF FUND
CLASS A(3)              -16.07%     -24.37%

CLASS Y(4)              -11.00%      -2.87%

(1) This shows total return applicable to Class Y shares with all dividends and distributions reinvested for the periods shown ending October 31, 2001.

(2) Performance for the unmanaged CRSP 9-10 Index does not reflect transaction costs, management fees or sales charges. The performance of the Index is not necessarily representative of the Fund's performance. Performance for the Index begins on July 31, 1999.

(3) The Class A shares commenced operations on May 1, 2000. Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending October 31, 2001 using the SEC-required uniform method to compute such return.

(4) The Class Y shares commenced operations on December 15, 1998. Total return, with all dividends and distributions reinvested for the periods shown ending October 31, 2001, is at net asset value and is calculated as of July 9, 1999. Class Y shares first became available to the public on July 9, 1999.

SCHEDULE OF INVESTMENTS

MICRO-CAP GROWTH FUND OCTOBER 31, 2001

                                                                        VALUE
INVESTMENTS                                             SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS 85.44%

BANKS 2.82%
Online Resources Corp.*                                 13,500          $   29
Resource Bankshares
Corp. V.A.                                               2,100              35
                                                                        ------
TOTAL                                                                       64
                                                                        ------
BIOTECHNOLOGY RESEARCH & PRODUCTION 1.01%
Interpore Intl., Inc.*                                   2,700              23
                                                                        ------
CASINOS & GAMBLING 3.56%
Multimedia Games, Inc.*                                  3,400              81
                                                                        ------
COMMUNICATIONS TECHNOLOGY 1.67%
Anicom, Inc.*                                            6,800               -(a)
Comtech Telecommunications*                              1,300              18
StockerYale, Inc.*                                       3,100              20
                                                                        ------
TOTAL                                                                       38
                                                                        ------
COMPUTER SERVICES SOFTWARE & SYSTEMS 5.32%
Centra Software, Inc.*                                   1,900              10
Docent, Inc.*                                            7,500              13
Loudeye Technologies, Inc.*                             30,000              18
Saba Software, Inc.*                                     6,400              18
SPSS, Inc.*                                              1,900              33
Visionics Corp.*                                         1,800              29
                                                                        ------
TOTAL                                                                      121
                                                                        ------
COMPUTER TECHNOLOGY 3.12%
Cray, Inc.*                                             21,200              56
Interactive Objects, Inc.*                              16,000              15
                                                                        ------
TOTAL                                                                       71
                                                                        ------
DIVERSIFIED MANUFACTURING 3.65%
Armor Holdings, Inc.*                                    3,400              83
                                                                        ------
DRUGS & PHARMACEUTICALS 5.81%
Bradley Pharmaceuticals, Inc.*                           2,400              28
Corvas Intl., Inc.*                                      2,700              15
Genelabs Technologies, Inc.*                             2,000               4
Novavax, Inc.*                                           5,500          $   67
Penwest Pharmaceuticals Co.*                             1,100              18
                                                                        ------
TOTAL                                                                      132
                                                                        ------
EDUCATION SERVICES 6.29%
DigitalThink, Inc.*                                      2,900              24
Educational
Development Corp.                                       12,000              69
SkillSoft Corp.*                                         2,200              50
                                                                        ------
TOTAL                                                                      143
                                                                        ------
ELECTRONICS 4.18%
CompuDyne Corp.*                                         1,400              17
Daktronics, Inc.*                                        2,200              14
Gentner
Communications Corp.*                                    2,000              37
Signal Technology Corp.*                                 4,500              27
                                                                        ------
TOTAL                                                                       95
                                                                        ------
ELECTRONICS: MEDICAL SYSTEMS 5.68%
CardioGenesis Corp.*                                    26,100              36
Colorado Medtech, Inc.*                                  6,100              18
Endocardial Solutions, Inc.*                             5,900              34
Iridex Corp.*                                            4,900              23
PracticeWorks, Inc.*                                     2,700              18
                                                                        ------
TOTAL *                                                                    129
                                                                        ------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 1.06%
Metron Technology N.V.*                                  3,600              24
                                                                        ------
ENERGY: MISCELLANEOUS 2.82%
Evergreen Solar, Inc.*                                   2,600               6
High Plains Corp.*                                       8,500              36
Hydrogenics Corp.*                                       4,700              22
                                                                        ------
TOTAL                                                                       64
                                                                        ------
ENGINEERING & CONTRACTING SERVICES 1.63%
Layne Christensen Co.*                                   3,200              27
The Keith Co., Inc.*                                     1,300              10
                                                                        ------
TOTAL                                                                       37
                                                                        ------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        VALUE
INVESTMENTS                                             SHARES          (000)
--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE 1.41%
LabOne, Inc.*                                            2,500          $   32
                                                                        ------
HEALTHCARE MANAGEMENT SERVICES 3.74%
Matria Healthcare, Inc.*                                 1,725              42
MIM Corp.*                                               3,500              43
                                                                        ------
TOTAL                                                                       85
                                                                        ------
INSURANCE: MULTI-LINE 0.84%
HealthExtras, Inc.*                                      3,200              19
                                                                        ------
LEISURE TIME 1.85%
Action Performance Cos., Inc.*                           1,600              42
                                                                        ------
MACHINERY: INDUSTRIAL/SPECIALTY 3.52%
BTU Intl., Inc.*                                         4,200              15
Candela Corp.*                                           5,600              21
Semitool, Inc.*                                          4,400              44
                                                                        ------
TOTAL                                                                       80
                                                                        ------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 2.42%
ATS Medical, Inc.*                                       5,800              22
Micro Therapeutics, Inc.*                                6,100              33
                                                                        ------
TOTAL                                                                       55
                                                                        ------
MISCELLANEOUS BUSINESS &
CONSUMER DISCRETIONARY 1.36%
Cuisine Solutions, Inc.*                                38,500              31
                                                                        ------
PRODUCTION TECHNOLOGY EQUIPMENT 1.41%
Electroglas, Inc.*                                       1,300              16
Nanometrics, Inc.*                                         800              16
                                                                        ------
TOTAL                                                                       32
                                                                        ------
RESEARCH & DEVELOPMENT 0.75%
Integral Technologies, Inc.*                            26,700              17
                                                                        ------
RESTAURANTS 1.01%
Main Street & Main, Inc.*                                4,400          $   23
                                                                        ------
RETAIL 3.60%
Sonic Automotive, Inc.*                                    700              12
The Gymboree Corp.*                                      4,200              36
The Wet Seal, Inc., Class A*                             1,650              34
                                                                        ------
TOTAL                                                                       82
                                                                        ------
SERVICES: COMMERCIAL 12.36%
First Consulting Group, Inc.*                            6,500              78
FirstService Corp.*                                      2,200              46
FTI Consulting, Inc.*                                    1,700              50
Headhunter.Net, Inc.*                                    7,200              66
Opinion Research Corp.*                                  3,700              17
Startek, Inc.*                                           1,400              24
                                                                        ------
TOTAL                                                                      281
                                                                        ------
TELECOMMUNICATIONS EQUIPMENT 0.88%
Xeta Technologies, Inc.*                                 5,600              20
                                                                        ------

UTILITIES: TELECOMMUNICATIONS 1.67%
Intrado, Inc.*                                           1,400              38
                                                                        ------

TOTAL COMMON STOCKS
(Cost $2,276,169)                                                        1,942
                                                                        ======
                                                        PRINCIPAL
                                                           AMOUNT
                                                            (000)
                                                        ---------
SHORT TERM INVESTMENT 15.70%

DISCOUNT NOTE 15.70%

Federal Home Loan Bank
2.46% due 11/01/2001
(Cost $357,000)                                           $357             357
                                                                        ------

TOTAL INVESTMENTS 101.14%
(Cost $2,633,169)                                                       $2,299
                                                                        ======

*   Non-Income Producing Security.

(a) Value is less than $1,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

(UNAUDITED)

MICRO-CAP VALUE FUND

Q: HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED OCTOBER 31, 2001?

A: For the year ended October 31, 2001, Lord Abbett Micro-Cap Value Fund Class A shares returned 17.16%(1) outperforming the Russell 2000(R) Value Index(2) which gained 8.75%. Please refer to page 7 for Standardized Returns.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The Fund enjoyed strong performance in companies in the healthcare and engineering/construction sectors in the beginning of the fiscal year. Additionally, as the Federal Reserve Board (the Fed) began to lower interest rates, the Fund benefited from favorable stock selection in the consumer discretionary sectors and a continued underweighting in the financial services area. Select consumer discretionary stocks also performed well, as they recovered from heavily discounted valuations and exceeded low expectations.

The Fund was hurt by our stock selection in the materials and processing sector. While we did have a number of strong performers, several weaker ones overshadowed the winners.

Q: WHAT IS THE GENERAL ECONOMIC OUTLOOK GOING FORWARD?

A: Moving forward, we anticipate continued market volatility resulting from the uncertainty surrounding when the economic recovery will actually take place. This uncertainty is the result of businesses addressing problems related to excess capacity and bloated cost structures and the Fed's interest rate cuts not having fully permeated the economy. We expect these questions to eventually subside, and an economic recovery to follow soon after in 2002. As always, our fund remains a bottoms-up research focused fund, and as the economic recovery becomes a reality, we expect opportunities to continue to present themselves.

(1) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the period ended October 31, 2001.

(2) The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. An investor cannot invest directly in an index.

IMPORTANT PERFORMANCE AND OTHER INFORMATION PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. An investor should read the Prospectus carefully before investing.

MICRO-CAP VALUE FUND (UNAUDITED)

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class Y shares with the same investment in the Center for Research Security Prices Index "CRSP 9-10 Index", assuming reinvestment of all dividends and distributions.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                             THE FUND (CLASS Y SHARES)    CRSP 9-10
                              AT NET ASSET VALUE(1)       INDEX(2)
 6/99                                $10,000               $10,000
 9/99                                $ 9,309               $ 9,669
12/99                                $10,387               $11,994
 3/00                                $11,010               $14,059
 6/00                                $12,787               $12,742
 9/00                                $13,872               $12,975
12/00                                $14,124               $11,326
 3/01                                $14,633               $11,984
 6/01                                $17,764               $14,324
 9/01                                $15,364               $11,802
10/01                                $15,985               $12,848

AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE SALES CHARGE FOR THE PERIOD ENDING OCTOBER 31, 2001

                         1 YEAR     LIFE OF FUND
CLASS A(3)               10.42%      21.36%

CLASS Y(4)               17.48%      22.49%

(1) This shows total return applicable to Class Y shares with all dividends and distributions reinvested for the periods shown ending October 31, 2001.

(2) Performance for the unmanaged CRSP 9-10 Index does not reflect transaction costs, management fees or sales charges. The performance of the Index is not necessarily representative of the Fund's performance. Performance of the Index begins on July 31, 1999.

(3) The Class A shares commenced operations on May 1, 2000. Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending October 31, 2001 using the SEC-required uniform method to compute such return.

(4) The Class Y shares commenced operations on December 15, 1998. Total return, with all dividends and distributions reinvested for the periods shown ending October 31, 2001, is at net asset value and is calculated as of July 9, 1999. Class Y shares first became available to the public on July 9, 1999.

SCHEDULE OF INVESTMENTS
MICRO-CAP VALUE FUND OCTOBER 31, 2001

                                                                        VALUE
INVESTMENTS                                             SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS 79.00%

AIR TRANSPORTATION 1.92%
Frontier Airlines, Inc.*                                 2,900          $   32
Offshore Logistics, Inc.*                                3,100              62
                                                                        ------
TOTAL                                                                       94
                                                                        ------
AUTO PARTS: ORIGINAL EQUIPMENT 0.67%
Donnelly Corp.                                           2,500              33
                                                                        ------
BANKS 2.80%
East-West Bancorp, Inc.                                  3,000              67
Hanmi Financial Corp.*                                   5,150              70
                                                                        ------
TOTAL                                                                      137
                                                                        ------
BIOTECHNOLOGY RESEARCH & PRODUCTION 0.86%
Harvard Bioscience, Inc.*                                3,900              42
                                                                        ------

BUILDING: CEMENT 1.06%
U.S. Concrete, Inc.*                                     8,600              52
                                                                        ------

BUILDING: MATERIALS 1.12%
LSI Industries, Inc.                                     2,500              55
                                                                        ------
COMPUTER HARDWARE 0.00%
OpticNet, Inc.*(a)                                         300               -(b)
                                                                        ------

COMPUTER SERVICES SOFTWARE & SYSTEMS 3.80%
Mechanical Dynamics, Inc.*                              10,100              86
NYFIX, Inc.*                                             5,625             100
                                                                        ------
TOTAL                                                                      186
                                                                        ------
COMPUTER TECHNOLOGY 1.00%
Performance Technolgies, Inc.*                           4,200              49
                                                                        ------
CONSTRUCTION 1.69%
Modtech Holdings, Inc.*                                  9,700              83
                                                                        ------

CONTAINERS & PACKAGING: PAPER & PLASTIC 1.35%
Ivex Packaging Corp.*                                    3,600              66
                                                                        ------
DRUGS & PHARMACEUTICALS 1.61%
Elite Pharmaceuticals, Inc.*                            12,500          $   79
                                                                        ------
ELECTRICAL EQUIPMENT & COMPONENTS 0.43%
Powell Industries, Inc.*                                 1,000              21
                                                                        ------
ELECTRONICS 6.85%
BEI Technologies, Inc.                                   6,100              98
Daktronics, Inc.*                                        9,100              60
ESCO Technologies, Inc.*                                 1,800              50
Merrimac Industries, Inc.*                               5,400              51
Pioneer Standard
Electronics, Inc.                                        8,700              77
                                                                        ------
TOTAL                                                                      336
                                                                        ------
ELECTRONICS: INSTRUMENTS GAUGES & METERS 1.04%
Measurement Specialties, Inc.*                           5,700              51
                                                                        ------
ELECTRONICS: MEDICAL SYSTEMS 2.41%
PracticeWorks, Inc.*                                    12,500              86
Spacelabs Medical, Inc.*                                 2,900              32
                                                                        ------
TOTAL                                                                      118
                                                                        ------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 0.12%
SBS Technology, Inc.*                                      400               6
                                                                        ------
ELECTRONICS: TECHNOLOGY 1.77%
DRS Technologies, Inc.*                                  1,500              61
Innovative Solutions &
Support, Inc.*                                           3,200              26
                                                                        ------
TOTAL                                                                       87
                                                                        ------
ENGINEERING & CONTRACTING SERVICES 5.92%
Michael Baker Corp.*                                    16,700             223
URS Corp.*                                               3,000              67
                                                                        ------
TOTAL                                                                      290
                                                                        ------
FINANCIAL: MISCELLANEOUS 1.84%
Financial Federal Corp.*                                 3,300              83
Medallion Financial Corp.                                  900               7
                                                                        ------
TOTAL                                                                       90
                                                                        ------


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        VALUE
INVESTMENTS                                             SHARES          (000)
--------------------------------------------------------------------------------
FUNERAL PARLORS & CEMETERY 1.43%
Rock of Ages Corp.*                                     13,500          $   70
                                                                        ------
HEALTHCARE MANAGEMENT SERVICES 2.96%
American Dental
Partners, Inc.*                                          9,200              74
Sierra Health Services, Inc.*                            9,600              71
                                                                        ------
TOTAL                                                                      145
                                                                        ------
HOTEL/MOTEL 2.98%
The Marcus Corp.                                        11,500             146
                                                                        ------
HOUSEHOLD FURNISHINGS 1.22%
Haverty Furniture Cos., Inc.                             4,800              60
                                                                        ------
IDENTIFICATION CONTROL & FILTER DEVICES 1.18%
Robbins & Myers, Inc.                                    2,100              58
                                                                        ------
INSURANCE: PROPERTY-CASUALTY 0.41%
Mutual Risk
Management Ltd.                                          2,200              20
                                                                        ------
MACHINERY: INDUSTRIAL/SPECIALTY 2.43%
Summa Industries, Inc.*                                  6,100              51
Tennant Co.                                                600              21
Twin Disc, Inc.                                          3,600              47
                                                                        ------
TOTAL                                                                      119
                                                                        ------
MACHINERY: OIL WELL EQUIPMENT &
SERVICES 3.18%
Lufkin Industries, Inc.                                  1,100              30
Universal Compression
Holdings, Inc. ADR *                                     1,100              31
Willbros Group, Inc.*                                    6,500              95
                                                                        ------
TOTAL                                                                      156
                                                                        ------
MEDICAL & DENTAL INSTRUMENTS &
SUPPLIES 1.08%
ICU Medical, Inc.*                                       1,200              53
                                                                        ------
METAL FRABRICATING 0.71%
NN, Inc.                                                 3,600              35
                                                                        ------
MISCELLANEOUS MATERIALS & PROCESSING 1.02%
Rogers Corp.*                                            1,500          $   50
                                                                        ------
OFFICE FURNITURE & BUSINESS EQUIPMENT 2.65%
Micros Systems, Inc.*                                    6,000             130
                                                                        ------
OIL: CRUDE PRODUCERS 0.69%
Stone Energy Corp.*                                        874              34
                                                                        ------
RAILROADS 2.18%
Genesee & Wyoming, Inc.*                                 2,950              79
RailAmerica, Inc.*                                       2,400              28
                                                                        ------
TOTAL                                                                      107
                                                                        ------
REAL ESTATE INVESTMENT TRUSTS 1.51%
Agree Realty Corp.                                       3,900              74
                                                                        ------
RENTAL & LEASING SERVICES: COMMERCIAL 1.69%
Interpool, Inc.                                          3,400              41
MicroFinancial, Inc.                                     4,200              42
                                                                        ------
TOTAL                                                                       83
                                                                        ------
RESTAURANTS 1.10%
Buca, Inc. ADR*                                          4,000              54
                                                                        ------
RETAIL 4.51%
Hibbett Sporting Goods, Inc.*                            2,000              54
The Gymboree Corp.*                                     19,300             167
                                                                        ------
TOTAL                                                                      221
                                                                        ------
SERVICES: COMMERCIAL 2.02%
Ambassadors
International, Inc.*                                     3,000              44
Monro Muffler Brake, Inc.*                               4,200              55
                                                                        ------
TOTAL                                                                       99
                                                                        ------
TEXTILE PRODUCTS 0.53%
Quaker Fabric Corp.*                                     4,000              26
                                                                        ------
TEXTILES APPAREL MANUFACTURERS 1.06%
Phillips-Van Heusen Corp.                                6,100              52
                                                                        ------


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        VALUE
INVESTMENTS                                             SHARES          (000)
--------------------------------------------------------------------------------
TOBACCO 1.65%
Dimon, Inc.                                             13,000          $   81
                                                                        ------
TRUCKERS 2.55%
Covenant Transport, Inc.*                                6,000              81
Heartland Express, Inc.*                                 1,875              44
                                                                        ------
TOTAL                                                                      125
                                                                        ------
TOTAL COMMON STOCKS
(Cost $3,389,534)                                                        3,873
                                                                        ======

                                                        PRINCIPAL
                                                           AMOUNT
                                                            (000)
                                                        ---------
SHORT TERM INVESTMENT 20.45%

DISCOUNT NOTE 20.45%

Federal Home Loan Bank
2.46% DUE 11/01/2001
(Cost $1,003,000)                                       $1,003           1,003
                                                                        ------
TOTAL INVESTMENTS 99.45%
(Cost $4,392,534)                                                       $4,876
                                                                        ======

*   Non-Income producing security.
(a) Security valued at fair value - See Note 2
(b) Value is less than $1,000.
ADR - American Depository Receipt


                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2001

                                                             MICRO-CAP      MICRO-CAP
                                                            GROWTH FUND     VALUE FUND
ASSETS:
   Investments in securities, at cost                        $2,633,169     $4,392,534
--------------------------------------------------------------------------------------
   Investments in securities, at value                       $2,298,752     $4,876,339
   Cash                                                          10,847         31,003
   Receivables:
     Dividends                                                        -            744
     Capital shares sold                                            387          9,299
     From advisor                                                14,069         11,364
   Prepaid expenses                                                  16             23
--------------------------------------------------------------------------------------
   TOTAL ASSETS                                               2,324,071      4,928,772
--------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                             28,146          7,900
     12b-1 distribution fees                                      1,604          3,093
     Trustees' fees                                                 113            115
   Accrued expenses                                              21,586         14,304
--------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                             51,449         25,412
--------------------------------------------------------------------------------------
NET ASSETS                                                   $2,272,622     $4,903,360
======================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                               2,734,392      4,178,868
Undistributed net investment income                                 375         16,429
Accumulated net realized gain (loss) on investments            (127,728)       224,258
Net unrealized appreciation (depreciation) on investments      (334,417)       483,805
--------------------------------------------------------------------------------------
NET ASSETS                                                   $2,272,622     $4,903,360
======================================================================================
NET ASSETS BY CLASS:
Class A Shares                                               $2,265,609     $4,889,111
Class Y Shares                                               $    7,013      $  14,249

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                  238,810        311,905
Class Y Shares                                                  736.891        906.686

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                    $9.49         $15.68
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 5.75%)                   $10.07         $16.64
Class Y Shares-Net asset value                                    $9.52         $15.72
======================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2001

                                                       MICRO-CAP       MICRO-CAP
                                                      GROWTH FUND     VALUE FUND
INVESTMENT INCOME:
Interest                                                $   8,152       $ 15,374
Dividends                                                     528         15,878
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                     8,680         31,252
================================================================================
EXPENSES:
Management fees                                            31,259         45,820
12b-1 distribution plan-Class A                             7,854         11,514
Reports to shareholders                                    24,894         20,793
Professional                                                9,924          5,745
Registration                                                7,172          7,507
Shareholder servicing                                       2,123          2,087
Custody                                                       460            433
Trustees' fees                                                 76             70
--------------------------------------------------------------------------------
Gross expenses                                             83,762         93,969
   Management fee waived                                  (31,259)       (45,820)
   Expense reduction                                         (460)          (433)
   Expenses assumed by advisor                            (44,189)       (36,202)
--------------------------------------------------------------------------------
NET EXPENSES                                                7,854         11,514
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                         826         19,738
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                  (127,728)       224,258
Net change in unrealized appreciation/depreciation
   on investments                                        (148,612)       180,577
================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                  (276,340)       404,835
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                      $(275,514)      $424,573
================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31, 2001

                                                        MICRO-CAP      MICRO-CAP
INCREASE IN NET ASSETS                                 GROWTH FUND    VALUE FUND
OPERATIONS:
Net investment income                                 $       826     $   19,738
Net realized gain (loss) on investments                  (127,728)       224,258
Net change in unrealized appreciation/depreciation
   on investments                                        (148,612)       180,577
---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       (275,514)       424,573
=================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                 (1,421)       (18,494)
   Class Y                                                    (22)          (130)
Net realized gain
   Class A                                               (401,216)      (321,094)
   Class Y                                                 (1,397)        (1,816)
---------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                      (404,056)      (341,534)
=================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                       1,895,276      2,891,062
Reinvestment of distributions                             404,046        341,529
Cost of shares reacquired                              (1,514,670)      (456,763)
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS                                     784,652      2,775,828
=================================================================================
NET INCREASE IN NET ASSETS                                105,082      2,858,867
=================================================================================
NET ASSETS:
Beginning of year                                       2,167,540      2,044,493
---------------------------------------------------------------------------------
End of Year                                           $ 2,272,622     $4,903,360
=================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                   $       375     $   16,429
=================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31, 2000

                                                                         MICRO-CAP        MICRO-CAP
INCREASE IN NET ASSETS                                                  GROWTH FUND       VALUE FUND
OPERATIONS:
Net investment income                                                   $    1,376        $   17,001
Net realized gain on investments                                           403,403           322,944
Net change in unrealized appreciation/depreciation on investments         (211,279)          283,659
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       193,500           623,604
=====================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class Y                                                                  (2,266)          (10,566)
Net realized gain
   Class Y                                                                (131,886)           (8,012)
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                       (134,152)          (18,578)
=====================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                        3,321,659         2,104,154
Reinvestment of distributions                                              134,152            18,578
Cost of shares reacquired                                               (2,751,198)       (1,834,818)
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS                                                       704,613           287,914
=====================================================================================================
NET INCREASE IN NET ASSETS                                                 763,961           892,940
=====================================================================================================
NET ASSETS:
Beginning of year                                                        1,403,579         1,151,553
-----------------------------------------------------------------------------------------------------
END OF YEAR                                                            $ 2,167,540       $ 2,044,493
=====================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                    $     1,001       $    15,312
=====================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MICRO-CAP GROWTH FUND (CLASS A SHARES)

                                                                                5/1/2000(a)
                                                             YEAR ENDED            TO
                                                             10/31/2001         10/31/2000
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                         $   13.18          $   16.76
                                                             =========          =========

Investment operations
  Net investment income (loss)                                       -(b)(f)         (.01)(b)
  Net realized and unrealized loss                               (1.34)             (3.57)
                                                             ---------          ---------
    Total from investment operations                             (1.34)             (3.58)
                                                             ---------          ---------

Distributions to shareholders from:
  Net investment income                                           (.01)                 -
  Net realized gain                                              (2.34)                 -
                                                             ---------          ---------
    Total distributions                                          (2.35)                 -
                                                             ---------          ---------
NET ASSET VALUE, END OF PERIOD                               $    9.49          $   13.18
                                                             =========          =========

Total Return(c)                                                 (11.30)%           (21.36)%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions                .38%               .18%(d)
  Expenses, excluding waiver and expense reductions               4.02%              1.36%(d)
  Net investment income (loss)                                     .04%              (.04)%(d)


                                                                                5/1/2000(a)
                                                              YEAR ENDED            TO
SUPPLEMENTAL DATA:                                            10/31/2001        10/31/2000
---------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                $2,266           $2,160
  Portfolio turnover rate                                         80.17%          103.33%


                       SEE NOTES TO FINANCIAL STATEMENTS.

MICRO-CAP GROWTH FUND (CLASS Y SHARES)

                                                                  YEAR ENDED
                                                                     10/31             12/15/1998(e)
                                                            -----------------------         TO
                                                              2001           2000       10/31/1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 13.21        $ 12.57       $  10.00
                                                            =======        =======       ========
Investment operations
  Net investment income                                         .04(b)         .04(b)         .02(b)
  Net realized and unrealized gain (loss)                     (1.35)          1.73           2.55
                                                            -------        -------       --------
    Total from investment operations                          (1.31)          1.77           2.57
                                                            -------        -------       --------

Distributions to shareholders from:
   Net investment income                                       (.04)          (.02)             -
   Net realized gain                                          (2.34)         (1.11)             -
                                                            -------        -------       --------
     Total distributions                                      (2.38)         (1.13)             -
                                                            -------        -------       --------
NET ASSET VALUE, END OF PERIOD                              $  9.52        $ 13.21       $  12.57
                                                            =======        =======       ========
Total Return(c)                                              (11.00)%        14.48%         25.70%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions             .00%           .00%           .00%
  Expenses, excluding waiver and expense reductions            3.64%          2.33%          1.71%(d)
  Net investment income                                         .42%           .22%           .19%(d)


                                                                   YEAR ENDED
                                                                      10/31            12/15/1998(e)
                                                            ------------------------       TO
SUPPLEMENTAL DATA:                                            2001            2000     10/31/1999
------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                            $     7        $      8     $1,404
  Portfolio turnover rate                                      80.17%         103.33%     41.18%

(a) Commencement of offering of class shares.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Not annualized.
(e) Commencement of investment operations.
(f) Amount is less than $.01.


                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MICRO-CAP VALUE FUND (CLASS A SHARES)

                                                                                  5/1/2000(a)
                                                                 YEAR ENDED           TO
                                                                 10/31/2001       10/31/1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                               $15.90           $13.13
                                                                  =======          =======

Investment operations
  Net investment income                                               .10(b)           .07(b)
  Net realized and unrealized gain                                   2.20             2.70
                                                                  -------          -------
    Total from investment operations                                 2.30             2.77
                                                                  -------          -------

Distributions to shareholders from:
  Net investment income                                              (.14)               -
  Net realized gain                                                 (2.38)               -
                                                                  -------          -------
    Total distributions                                             (2.52)               -
                                                                  -------          -------
NET ASSET VALUE, END OF PERIOD                                     $15.68           $15.90
                                                                  =======          =======
Total Return(c)                                                     17.16%           21.10%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions                   .38%             .17%(d)
  Expenses, excluding waiver and expense reductions                  3.08%            1.50%(d)
  Net investment income                                               .64%             .49%(d)


                                                                                       5/1/2000(a)
                                                                    YEAR ENDED             TO
SUPPLEMENTAL DATA:                                                  10/31/2001         10/31/2000
------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                    $4,889              $2,302
  Portfolio turnover rate                                             52.63%              82.02%


                       SEE NOTES TO FINANCIAL STATEMENTS.

MICRO-CAP GROWTH FUND (CLASS Y SHARES)

                                                                  YEAR ENDED
                                                                     10/31             12/15/1998(e)
                                                            -----------------------         TO
                                                              2001           2000       10/31/1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                         $15.92         $10.75         $10.00
                                                            =======        =======        =======
Investment operations
  Net investment income                                         .16(b)         .14(b)         .12(b)
  Net realized and unrealized gain                             2.19           5.19            .63
                                                            -------        -------        -------
    Total from investment operations                           2.35           5.33            .75
                                                            -------        -------        -------

Distributions to shareholders from:
  Net investment income                                        (.17)          (.09)             -
  Net realized gain                                           (2.38)          (.07)             -
                                                            -------        -------        -------
    Total distributions                                       (2.55)          (.16)             -
                                                            -------        -------        -------
NET ASSET VALUE, END OF PERIOD                               $15.72         $15.92         $10.75
                                                            =======        =======        =======

Total Return(c)                                               17.48%         50.12%          7.60%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions             .00%           .00%           .00%
  Expenses, excluding waiver and expense reductions            2.70%          2.50%          1.80%(d)
  Net investment income                                        1.02%          1.15%          1.08%(d)


                                                                   YEAR ENDED
                                                                      10/31            12/15/1998(e)
                                                            ------------------------       TO
SUPPLEMENTAL DATA:                                            2001            2000     10/31/1999
------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                            $    14        $     12     $1,152
  Portfolio turnover rate                                      52.63%          82.02%     30.38%

(a) Commencement of offering of class shares.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Not annualized.
(e) Commencement of investment operations.


                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is an open-end management company, organized as a Delaware business trust on February 26, 1993. The Trust currently consists of six portfolios ("Funds"). This report covers the following two
Funds: Lord Abbett Micro-Cap Growth Fund and Lord Abbett Micro-Cap Value Fund. Each Fund is diversified under the Investment Company Act of 1940 (the "Act"). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual Fund are allocated to the Funds within the Trust on a pro rata basis. Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A shares bear all expenses and fees relating to its 12b-1 Distribution Plan.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Trust has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios. The management fee is based on average daily net assets at an annual rate of 1.50%. Lord Abbett may stop waiving its management fee and assuming other expenses at any time.

For the year ended October 31, 2001, Lord Abbett voluntarily waived its management fees and assumed other expenses as follows:

                                         VOLUNTARY
                                         MANAGEMENT          OTHER
                                         FEE WAIVER         EXPENSES
Micro-Cap Growth Fund                      1.50%             2.14%
Micro-Cap Value Fund                       1.50%             1.20%


12b-1 DISTRIBUTION PLANS

Each of the Funds has adopted a distribution plan (the "Plan") with respect to Class A shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The service and distribution fees are accrued daily based on average daily net assets at an annual rate of
 .25% and .10%, respectively. In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period and each Fund pays an incremental marketing expense of up to .03% of average net assets of Class A. Class Y does not have a distribution plan.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from securities transactions, reduced by capital loss carryforwards, if any, are distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Permanent items identified during the year ended October 31, 2001 have been reclassified among the components of net assets based on their tax basis treatment as follows:

                                                                     ACCUMULATED
                                                  UNDISTRIBUTED     NET REALIZED
                                                 NET INVESTMENT   GAIN (LOSS) ON
                                                         INCOME      INVESTMENTS
                                                       INCREASE         INCREASE
                                                     (DECREASE)       (DECREASE)
Micro-Cap Growth Fund                                    $  (9)             $ 9
Micro-Cap Value Fund                                         3               (3)

As of October 31, 2001, Micro-Cap Growth Fund had a capital loss carryforward of $127,728 that is due to expire in October 2009.

Distributions declared on November 15, 2001, and paid on November 21, 2001 to shareholders of record as of November 20, 2001 are as follows:

                                                                       AGGREGATE
                                                 RATE PER SHARE           AMOUNT
MICRO-CAP GROWTH FUND
Net Investment income-Class A                            $.0074        $   1,959
Net Investment income-Class Y                             .0344               25

MICRO-CAP VALUE FUND
Net Investment income-Class A                             .0480           14,974
Net Investment income-Class Y                             .0784               71
Short-Term Capital Gains-Class A                          .4796          149,612
Short-Term Capital Gains-Class Y                          .4796              435
Long-Term Capital Gains-Class A                           .2373           74,026
Long-Term Capital Gains-Class Y                           .2373              215

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) are as follows for the year ended October 31, 2001:

                                       PURCHASES            SALES
Micro-Cap Growth Fund                  $1,729,356        $1,521,971
Micro-Cap Value Fund                    2,997,138         1,396,600

As of October 31, 2001, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments based on cost for federal income tax purposes are as follows:

                                                                                NET
                                             GROSS           GROSS       UNREALIZED
                                        UNREALIZED      UNREALIZED     APPRECIATION
                         TAX COST     APPRECIATION    DEPRECIATION   (DEPRECIATION)
Micro-Cap Growth Fund   $2,633,169        $308,931      $(643,348)       $(334,417)
Micro-Cap Value Fund     4,391,136         650,841       (165,638)          485,203

For the Micro-Cap Value Fund, the cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as return of capital from Real Estate Investment Trust Security.

6.  TRUSTEES' REMUNERATION

The Trustees associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees are allocated among all funds in the Lord Abbett Family of Funds based on the net assets of each fund. The outside Trustees may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Trust and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Trustees' fees on the Statements of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a Defined Contribution Plan available to all Trustees.

7.  EXPENSE REDUCTION

The Trust has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Trust's expenses.

8.  SUMMARY OF CAPITAL TRANSACTIONS

The Trust has an unlimited number of shares of $.001 par value capital stock of beneficial interest authorized.

                                                    YEAR ENDED               PERIOD ENDED
MICRO-CAP GROWTH FUND                         OCTOBER 31, 2001          OCTOBER 31, 2000*
-------------------------------------------------------------------------------------------
CLASS A SHARES                            SHARES        AMOUNT       SHARES        AMOUNT
----------------------------------------------------------------  -------------------------
Shares sold                              201,320   $ 1,895,276      180,441   $ 2,834,010
Reinvestment of distributions             39,746       402,627            -             -
Shares reacquired                       (166,063)   (1,514,670)     (16,634)     (250,065)
----------------------------------------------------------------  -------------------------
Increase                                  75,003   $   783,233      163,807   $ 2,583,945
----------------------------------------------------------------  -------------------------


                                                                               YEAR ENDED
CLASS Y SHARES                                                           OCTOBER 31, 2000
----------------------------------------------------------------  -------------------------
Shares sold                                    -   $         -       36,492   $   487,649
Reinvestment of distributions            140.232         1,419       10,655       134,152
Shares reacquired                              -             -     (158,186)   (2,501,133)
----------------------------------------------------------------  -------------------------
Increase (Decrease)                      140.232   $     1,419     (111,039)  $(1,879,332)
----------------------------------------------------------------  -------------------------


                                                    YEAR ENDED               PERIOD ENDED
MICRO-CAP VALUE FUND                         OCTOBER 31, 2001           OCTOBER 31, 2000*
-------------------------------------------------------------------------------------------
CLASS A SHARES                            SHARES        AMOUNT       SHARES        AMOUNT
----------------------------------------------------------------  -------------------------
Shares sold                              186,419   $ 2,891,062      127,856   $  1,702,126
Reinvestment of distributions             25,323       339,578            -              -
Shares reacquired                        (27,690)     (456,763)          (3)           (50)
----------------------------------------------------------------  -------------------------
Increase                                 184,052   $ 2,773,877      127,853   $  1,702,076
----------------------------------------------------------------  -------------------------


                                                                               YEAR ENDED
CLASS Y SHARES                                                           OCTOBER 31, 2000
----------------------------------------------------------------  -------------------------
Shares sold                                    -   $         -       35,145   $   402,028
Reinvestment of distributions            145.071         1,951        1,624        18,578
Shares reacquired                              -             -     (143,083)   (1,834,768)
----------------------------------------------------------------  -------------------------
Increase (Decrease)                      145.071$        1,951     (106,314)  $(1,414,162)
----------------------------------------------------------------  -------------------------


*For the period May 1, 2000 to October 31, 2000.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders,
Lord Abbett Securities Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Securities Trust--Lord Abbett Micro-Cap Growth Fund and Lord Abbett Micro-Cap Value Fund (the "Funds"), as of October 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Securities Trust--Lord Abbett Micro-Cap Growth Fund and Lord Abbett Micro-Cap Value Fund as of October 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/Deloitte & Touche LLP

December 21, 2001

[LORD ABBETT LOGO(R)]                                        PRSRT STD
                                                           U.S. POSTAGE
                                                               PAID
                                                            PERMIT 552
                                                          HACKENSACK, NJ

This report when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund prospectus.

 Lord Abbett Mutual Fund shares are distributed by:
            LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973


Lord Abbett Securities Trust
       Lord Abbett Micro-Cap Growth Fund
       Lord Abbett Micro-Cap Value Fund


LAMC-2-1001
      12/01